Other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other current liabilities
Payroll	$ 7,521	$ 9,590
Professional service fee	1,510	774
Payables for purchase of property and equipment	984	416
Accrued rebate to distributors	812
Others	4,923	2,394
Total	$ 15,750	$ 13,174